Offerings	Sep. 06, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ventas Realty, Limited Partnership 5.000% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 548,058,500.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 80,893.43
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File Nos. 333-277185 and 333-277185-01) filed with the Securities and Exchange Commission on February 20, 2024 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed with the Registration Statement as Exhibit 107. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price is based on an aggregate principal amount of $550,000,000 and a public offering price of 99.647%.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ventas, Inc. Guarantees of 5.000% Senior Notes due 2035
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued by Ventas Realty, Limited Partnership will be fully and unconditionally guaranteed, on a senior unsecured basis, by Ventas, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantee.